Biological assets - Cost of Production (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	$ 328,189	$ 385,181
Own agricultural produce consumed	13,413	15,789
Total	341,602	400,970
Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	35,436	36,009
Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	2,848	3,585
Depreciation of right-of-use assets
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	28,794	36,796
Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	75,662	106,828
Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	8,096	6,789
Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	19,912	23,141
Freights
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	5,530	7,237
Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	68,129	57,203
Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	17,432	36,237
Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	3,086	4,290
Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	4,252	4,677
Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	1,339	1,314
Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	804	1,040
Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	52,327	50,249
Others
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	4,542	9,786
Farming | Crops
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	117,770	117,856
Own agricultural produce consumed	646	468
Total	118,416	118,324
Farming | Crops | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	3,687	4,397
Farming | Crops | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	0	0
Farming | Crops | Depreciation of right-of-use assets
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	0	0
Farming | Crops | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	27,008	46,406
Farming | Crops | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	481	759
Farming | Crops | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	970	1,834
Farming | Crops | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	3,986	5,341
Farming | Crops | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	34,982	11,411
Farming | Crops | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	339	254
Farming | Crops | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	182	214
Farming | Crops | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	44	50
Farming | Crops | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	165	646
Farming | Crops | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	522	714
Farming | Crops | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	44,580	45,094
Farming | Crops | Others
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	824	736
Farming | Rice
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	62,926	104,548
Own agricultural produce consumed	25	69
Total	62,951	104,617
Farming | Rice | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	11,180	11,081
Farming | Rice | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	0	0
Farming | Rice | Depreciation of right-of-use assets
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	0	0
Farming | Rice | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	5,645	27,006
Farming | Rice | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	1,437	1,623
Farming | Rice | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	10,955	14,383
Farming | Rice | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	1,438	1,747
Farming | Rice | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	23,271	37,916
Farming | Rice | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	127	117
Farming | Rice | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	50	56
Farming | Rice | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	2,959	3,020
Farming | Rice | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	221	276
Farming | Rice | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	81	82
Farming | Rice | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	4,016	5,153
Farming | Rice | Others
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	1,546	2,088
Farming | Dairy
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	39,833	58,082
Own agricultural produce consumed	12,742	15,252
Total	52,575	73,334
Farming | Dairy | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	8,588	10,307
Farming | Dairy | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	0	0
Farming | Dairy | Depreciation of right-of-use assets
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	0	0
Farming | Dairy | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	3,902	49
Farming | Dairy | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	1,072	1,244
Farming | Dairy | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	3,912	3,812
Farming | Dairy | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	106	149
Farming | Dairy | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	0	0
Farming | Dairy | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	16,966	35,866
Farming | Dairy | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	2,854	4,020
Farming | Dairy | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	1,249	1,607
Farming | Dairy | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	505	140
Farming | Dairy | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	167	211
Farming | Dairy | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	0	2
Farming | Dairy | Others
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	512	675
Sugar, Ethanol and Energy
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	107,660	104,695
Own agricultural produce consumed	0	0
Total	107,660	104,695
Sugar, Ethanol and Energy | Salaries, social security expenses and employee benefits
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	11,981	10,224
Sugar, Ethanol and Energy | Depreciation and amortization
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	2,848	3,585
Sugar, Ethanol and Energy | Depreciation of right-of-use assets
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	28,794	36,796
Sugar, Ethanol and Energy | Fertilizers, agrochemicals and seeds
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	39,107	33,367
Sugar, Ethanol and Energy | Fuel, lubricants and others
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	5,106	3,163
Sugar, Ethanol and Energy | Maintenance and repairs
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	4,075	3,112
Sugar, Ethanol and Energy | Freights
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	0	0
Sugar, Ethanol and Energy | Contractors and services
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	9,876	7,876
Sugar, Ethanol and Energy | Feeding expenses
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	0	0
Sugar, Ethanol and Energy | Veterinary expenses
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	0	0
Sugar, Ethanol and Energy | Energy power
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	0	0
Sugar, Ethanol and Energy | Professional fees
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	448	252
Sugar, Ethanol and Energy | Other taxes
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	34	33
Sugar, Ethanol and Energy | Lease expense and similar arrangements
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	3,731	0
Sugar, Ethanol and Energy | Others
Disclosure of reconciliation of changes in biological assets [line items]
Subtotal	$ 1,660	$ 6,287